Employee benefits - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Employee Benefits [Abstract]
Post-employment benefit expense, defined contribution plans	$ 20,726	$ 19,888	$ 21,125
Restructuring provision employee benefits	$ 31,268